Group companies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of Interests in Subsidiaries
The following table details the subsidiaries that comprised the Group as of December 31, 2020 and 2019:

			2020	2019
	Activities	Country of incorporation and operation	Ownership percentage held if not 100%	Ownership percentage held if not 100%
Details of principal subsidiary undertakings:
Operating companies (unless otherwise stated):
Adeco Agropecuaria S.A.	(a)	Argentina	—	—
Pilagá S.A.	(a)	Argentina	99.94%	99.94%
Cavok S.A.	(a)	Argentina	51%	51%
Establecimientos El Orden S.A.	(a)	Argentina	51%	51%
Bañado del Salado S.A.	(a)	Argentina	—	—
Agro Invest S.A.	(a)	Argentina	51%	51%
Forsalta S.A.	(a)	Argentina	51%	51%
Dinaluca S.A.	(a)	Argentina	—	—
Simoneta S.A.	(a)	Argentina	(*)	—
Compañía Agroforestal S.M.S.A.	(a)	Argentina	—	—
Energía Agro S.A.U.	(a)	Argentina	—	—
L3N S.A.	(d)	Argentina	—	—
Maní del Plata S.A.	(a)	Argentina	—	—
Girasoles del Plata S.A.	(a)	Argentina	—	—
Adeco Agropecuaria Brasil S.A.	(b)	Brazil	—	—
Adecoagro Vale do Ivinhema S.A. ("AVI")	(b)	Brazil	—	—
Usina Monte Alegre Ltda. ("UMA")	(b)	Brazil	—	—
Monte Alegre Energia Ltda.	(b)	Brazil	—	—
Adecoagro Energia Ltda.	(b)	Brazil	—	—
Adecoagro Agricultura e Participação Ltda.	(b)	Brazil	—	—
Kelizer S.A.	(a)	Uruguay	—	—
Adecoagro Uruguay S.A.	(a)	Uruguay	—	—
Holdings companies:
Adeco Brasil Participações S.A.	—	Brazil	—	—
Adecoagro LP S.C.S.	—	Luxembourg	—	—
Adecoagro GP S.a.r.l.	—	Luxembourg	—	—
Ladelux S.C.A.	—	Uruguay	—	—
Spain Holding Companies	(c)	Spain	—	—

(a) Mainly crops, rice, cattle and others.
(b) Mainly sugarcane, ethanol and energy.
(c) Comprised by (1) wholly owned subsidiaries: Kadesh Hispania S.L.U.; Leterton España S.L.U.; Global Asterion S.L.U.; Global Acasto S.L.U.; Global Laertes S.L.U.; Global Seward S.L.U. (*); Global Pindaro S.L.U.; Global Pileo S.L.U.; Peak Texas S.L.U.; Peak City S.L.U. (*); Global Neimoidia S.L.U. and 51% controlled subsidiaries; Global Acamante S.L.U.; Global Carelio S.L.U.; Global Calidon S.L.U.; Global Mirabilis S.L.U. Global Anceo S.L.U.Global Hisingen S.L.U.
(d) Mainly dairy

(*) Simoneta S.A., Global Seward S.L.U. and Peak City S.L.U. were sold during December 2020. See Note 22.